RECURRING FAIR VALUE MEASUREMENTS (Details) - Schedule of key inputs used in the black scholes option pricing model for the private warrants - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Schedule of key inputs used in the black scholes option pricing model for the private warrants [Abstract]
Risk-free interest rate	1.00%	1.20%
Expected term (years)	5 years 4 months 9 days	5 years 6 months 29 days
Expected volatility	11.90%	10.00%
Stock Price (in Dollars per share)	$ 9.70	$ 9.70
Exercise price (in Dollars per share)	$ 11.50	$ 11.50
Dividend yield		0.00%